OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Accrued operating expenses	$ 12,000	$ 11,800	$ 14,300
Accrued interest	3,600	2,300	3,100
Wages and social expenses	15,000	15,100	16,800
Derivative financial instruments	1,900	11,300	24,700
Other	1,600	3,200	900
Balance as of 31 December	34,100	43,700	59,800
Hereof non-current	3,038
Hereof current	$ 31,141	$ 43,681	$ 59,782